Parent Company Financial Information - Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Securities available-for-sale (a)	$ 4,626,470	$ 5,170,255
Securities available-for-sale (a)		5,170,255
Allowance for loan losses	(180,424)	(189,555)	$ (202,068)	$ (210,242)
Investments in subsidiaries:
Other assets	1,802,939	1,723,189
Total assets	40,832,258	41,423,388
Liabilities:
Term borrowings (Note 10)	1,170,963	1,218,097
Total liabilities	36,046,878	36,842,900
Total equity	4,785,380	4,580,488	$ 2,705,084	$ 2,639,586
Total liabilities and equity	40,832,258	41,423,388
Parent Company
Assets:
Cash	334,485	254,938
Securities available-for-sale (a)	0
Securities available-for-sale (a)		1,836
Notes receivable	2,888	3,067
Allowance for loan losses	(925)	(925)
Investments in subsidiaries:
Bank	4,741,105	4,618,249
Non-bank	20,281	22,932
Other assets	180,757	207,878
Total assets	5,278,591	5,107,975
Liabilities:
Accrued employee benefits and other liabilities	158,648	149,124
Term borrowings (Note 10)	629,994	673,794
Total liabilities	788,642	822,918
Total equity	4,489,949	4,285,057
Total liabilities and equity	$ 5,278,591	$ 5,107,975